Financial Liabilities at Amortised Cost (Details) - Schedule of Time Deposits and Other Time Liabilities - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deposits and other demand liabilities
Deposits and other demand liabilities	$ 13,537,826	$ 14,086,226
Time deposits and other time liabilities
Time deposits and other time liabilities	16,137,942	12,978,790
Obligations under repurchase agreements
Obligations under repurchase agreements	282,584	315,355
Interbank borrowings
Interbank borrowings	10,366,499	8,864,765
Issue debt instruments
Issue debt instruments	8,001,045	7,165,893
Other financial liabilities
Other financial liabilities	296,273	292,995
Total	48,622,169	43,704,024
Checking accounts [Member]
Deposits and other demand liabilities
Deposits and other demand liabilities	11,014,748	11,711,969
Demand accounts [Member]
Deposits and other demand liabilities
Deposits and other demand liabilities	500,723	630,807
Other demand deposits [Member]
Deposits and other demand liabilities
Deposits and other demand liabilities	352,865	379,331
Obligation related to payments cards provision [Member]
Deposits and other demand liabilities
Deposits and other demand liabilities	1,007	6,758
Other demand liabilities [Member]
Deposits and other demand liabilities
Deposits and other demand liabilities	1,668,483	1,357,361
Time deposits [Member]
Time deposits and other time liabilities
Time deposits and other time liabilities	15,939,325	12,779,206
Time savings account [Member]
Time deposits and other time liabilities
Time deposits and other time liabilities	189,757	191,257
Other time liabilities [Member][
Time deposits and other time liabilities
Time deposits and other time liabilities	8,860	8,327
Operation with foreign banks [Member]
Obligations under repurchase agreements
Obligations under repurchase agreements		103,425
Operation with other Chilean entities [Member]
Obligations under repurchase agreements
Obligations under repurchase agreements	282,584	211,930
Loans from chilean financial institutions [Member]
Interbank borrowings
Interbank borrowings	46,218	41,317
Loans from foreign financial institutions [Member]
Interbank borrowings
Interbank borrowings	4,271,414	3,239,358
Loans from Chilean Central Bank [Member]
Interbank borrowings
Interbank borrowings	6,048,867	5,584,090
Mortgage Finance Bonds [Member]
Issue debt instruments
Issue debt instruments	1,229	3,798
Senior Bonds [Member]
Issue debt instruments
Issue debt instruments	7,925,385	7,080,472
Mortgage Bonds [Member]
Issue debt instruments
Issue debt instruments	74,431	81,623
Other Domestic Obligations [Member]
Other financial liabilities
Other financial liabilities	$ 296,273	292,417
Foreign Obligations [Member]
Other financial liabilities
Other financial liabilities		$ 578